DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Management Commentary [Abstract]
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
1. DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Kirkland Lake Gold Ltd. (individually, or collectively with its subsidiaries, as applicable, the "Company"), is a publicly listed entity incorporated in the province of Ontario, Canada. The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”), and the New York Stock Exchange ("NYSE") under the symbol "KL" and the Australian Securities Exchange ("ASX") under the symbol “KLA”. The Company’s head office, principal address and records office are located at 200 Bay Street, Suite 2800, Toronto, Ontario, Canada, M5J 2J1.

The Company is a growing gold producer with three wholly-owned operating mines, four wholly-owned mines currently on care and maintenance and exploration properties in Canada and Australia. On January 31, 2020, the Company completed the acquisition of Detour Gold Corporation ("Detour") (see Note 6).